Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Defined Contribution Retirement Plan – The Company, through a subsidiary, provides certain retirement benefits to employees through a qualified retirement plan. The Evercore Partners Services East L.L.C. Retirement Plan (the "Evercore Plan") is a defined contribution plan with a salary deferral feature under Section 401(k) of the Internal Revenue Code. It also includes a discretionary profit sharing feature. The Evercore Plan was formed on February 1, 1996 and subsequently amended. The Evercore Plan's year ends on December 31 of each year. The Company, at its sole discretion, determines the amount, if any, of profit to be contributed to the Evercore Plan.
The Company made no contributions for the years ended December 31, 2016, 2015 and 2014.
Evercore Europe Defined Contribution Benefit Plan – Evercore Partners Limited ("Evercore Europe") established the Evercore Partners Limited Group Personal Pension Plan (the "Evercore Europe Plan"), a defined contribution benefit plan, in November 2006 for Evercore Europe employees and members.
The Evercore Europe Plan, for employees starting between November 2006 and July 2011, has a salary deferral feature as permitted under existing tax guidelines for HM Customs and Revenue, the Inland Revenue Service in the United Kingdom. Evercore Europe employees must have elected to participate in the plan prior to July 2011, and Evercore Europe has a minimum annualized contribution of 15% to 50% of an employee's salary for all the employees who participated, depending on the respective employee's level within the Company. These employees are also eligible to contribute up to 10% of their salary to the Evercore Europe Plan and under the terms of the Evercore Europe Plan, if an employee contributes a minimum of 7.5% to 10% of their salary to the plan, Evercore Europe must make a matching contribution of 5% to 10% of the employee's salary depending on the employee's level within the Company.
The Evercore Europe Plan, for employees starting after July 2011, has a salary deferral feature as permitted under existing tax guidelines for HM Customs and Revenue. Evercore Europe has a minimum annualized contribution of 17.5% of an employee's salary. Employees are also eligible to contribute a percentage of their salary to the Evercore Europe Plan; however, any contribution made does not entitle them to a matching contribution from Evercore Europe.
The Company made contributions to the Evercore Europe Plan of $3,524, $3,808 and $4,167 for the years ended December 31, 2016, 2015 and 2014, respectively.
ISI U.K Personal Pension Plan – For employees of ISI U.K., a personal pension plan is available for all employees to contribute a percentage of their salary. The Company will contribute up to 5% of an employee's salary. The Company made contributions to the ISI U.K. Personal Pension Plan of $82 for the year ended December 31, 2016.